Trade and Other Payables - Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	$ 1,727,809	$ 1,323,135
90 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	1,534,745	1,056,527
90-180 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	139,958	37,232
180-365 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	31,772	229,376
>365 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	$ 21,334